Guarantor and Non-Guarantor Financial Information (Details) (USD $) In Thousands	3 Months Ended		12 Months Ended
	Jul. 31, 2011	Jul. 31, 2010	Apr. 30, 2011	Apr. 30, 2010	Apr. 30, 2009
Statements of Consolidated Income [Abstract]
Net sales	$ 1,188,883	$ 1,047,312	$ 4,825,743	$ 4,605,289	$ 3,757,933
Cost of products sold	757,799	638,877	3,027,226	2,818,599	2,506,504
Gross Profit	431,084	408,435	1,798,517	1,786,690	1,251,429
Selling, distribution, and administrative expenses, restructuring, and merger and integration costs	231,134	224,021	922,176	913,754	756,460
Amortization and impairment charges	20,235	18,497	91,443	85,315	40,314
Other operating (income) expense, net	(988)	750	626	(3,288)	2,380
Operating Income	180,703	165,167	784,272	790,909	452,275
Interest (expense) income - net	(15,120)	(16,106)	(67,082)	(62,394)	(55,485)
Other (expense) income - net	1,243	693	(26)	2,238	(725)
Equity in net earnings of subsidiaries	0	0	0	0	0
Income Before Income Taxes	166,826	149,754	717,164	730,753	396,065
Income taxes	55,303	46,873	237,682	236,615	130,112
Net Income	111,523	102,881	479,482	494,138	265,953
The J.M. Smucker Company (Parent) [Member]
Statements of Consolidated Income [Abstract]
Net sales	917,109	822,307	3,880,940	3,675,770	2,468,942
Cost of products sold	780,585	672,077	3,196,825	3,259,807	2,080,012
Gross Profit	136,524	150,230	684,115	415,963	388,930
Selling, distribution, and administrative expenses, restructuring, and merger and integration costs	59,315	47,598	216,731	193,036	150,559
Amortization and impairment charges	1,297	1,297	5,188	10,200	3,891
Other operating (income) expense, net	67	(280)	(665)	(22,546)	1,296
Operating Income	75,845	101,615	462,861	235,273	233,184
Interest (expense) income - net	(15,374)	(16,155)	(67,687)	(53,264)	(39,865)
Other (expense) income - net	791	(79)	(1,338)	151	550
Equity in net earnings of subsidiaries	69,586	36,661	203,115	393,208	133,053
Income Before Income Taxes	130,848	122,042	596,951	575,368	326,922
Income taxes	19,325	19,161	117,469	81,230	60,969
Net Income	111,523	102,881	479,482	494,138	265,953
Subsidiary Guarantors [Member]
Statements of Consolidated Income [Abstract]
Net sales	347,488	619,257	2,805,614	2,899,461	1,708,868
Cost of products sold	318,295	550,930	2,546,492	2,383,363	1,552,147
Gross Profit	29,193	68,327	259,122	516,098	156,721
Selling, distribution, and administrative expenses, restructuring, and merger and integration costs	12,202	28,450	79,263	107,407	100,249
Amortization and impairment charges	0	16,168	64,675	65,681	33,417
Other operating (income) expense, net	(498)	209	(2,599)	7,083	2,328
Operating Income	17,489	23,500	117,783	335,927	20,727
Interest (expense) income - net	975	975	3,400	12,429	(12,435)
Other (expense) income - net	117	158	1,735	17,609	900
Equity in net earnings of subsidiaries	46,319	19,262	83,879	61,459	101,361
Income Before Income Taxes	64,900	43,895	206,797	427,424	110,553
Income taxes	323	2,438	21,838	77,280	1,481
Net Income	64,577	41,457	184,959	350,144	109,072
Non-Guarantor Subsidiaries [Member]
Statements of Consolidated Income [Abstract]
Net sales	753,389	893,326	3,759,833	3,723,605	2,816,321
Cost of products sold	484,957	684,019	2,884,851	2,858,293	2,120,199
Gross Profit	268,432	209,307	874,982	865,312	696,122
Selling, distribution, and administrative expenses, restructuring, and merger and integration costs	159,617	147,973	626,182	613,311	505,652
Amortization and impairment charges	18,938	1,032	21,580	9,434	3,006
Other operating (income) expense, net	(557)	821	3,890	12,175	(1,244)
Operating Income	90,434	59,481	223,330	230,392	188,708
Interest (expense) income - net	(721)	(926)	(2,795)	(21,559)	(3,185)
Other (expense) income - net	335	614	(423)	(15,522)	(2,175)
Equity in net earnings of subsidiaries	17,608	17,260	67,256	35,223	0
Income Before Income Taxes	107,656	76,429	287,368	228,534	183,348
Income taxes	35,655	25,274	98,375	78,105	67,662
Net Income	72,001	51,155	188,993	150,429	115,686
Eliminations [Member]
Statements of Consolidated Income [Abstract]
Net sales	(829,103)	(1,287,578)	(5,620,644)	(5,693,547)	(3,236,198)
Cost of products sold	(826,038)	(1,268,149)	(5,600,942)	(5,682,864)	(3,245,854)
Gross Profit	(3,065)	(19,429)	(19,702)	(10,683)	9,656
Selling, distribution, and administrative expenses, restructuring, and merger and integration costs	0	0	0	0	0
Amortization and impairment charges	0	0	0	0	0
Other operating (income) expense, net	0	0	0	0	0
Operating Income	(3,065)	(19,429)	(19,702)	(10,683)	9,656
Interest (expense) income - net	0	0	0	0	0
Other (expense) income - net	0	0	0	0	0
Equity in net earnings of subsidiaries	(133,513)	(73,183)	(354,250)	(489,890)	(234,414)
Income Before Income Taxes	(136,578)	(92,612)	(373,952)	(500,573)	(224,758)
Income taxes	0	0	0	0	0
Net Income	$ (136,578)	$ (92,612)	$ (373,952)	$ (500,573)	$ (224,758)